EMPLOYEE BENEFIT PLAN - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Employee benefits	$ 18,362	$ 11,258	$ 7,219